Income Taxes (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 USD ($)
Income Taxes [Line Items]
Taxed at the statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
PRC tax authorities withholding tax rate.	5.00%	5.00%
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ (543,890)		$ 318,904		$ 639,950
Hong Kong [Member]
Income Taxes [Line Items]
Profits tax rates	$ 2,000,000
Maximum [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Profit tax percentage	16.50%	16.50%
Minimum [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Profit tax percentage	8.25%	8.25%
PRC subsidaries [Member]
Income Taxes [Line Items]
PRC tax authorities withholding tax rate.	10.00%	10.00%